8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Risk-free interest rate	1.25%	1.25%	n/a
Expected life	5 years	5 years	n/a
Expected volatility	175.27%	166.63%	n/a
Expected dividend yield	nil	nil	n/a